State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
March 2, 2010
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”) Registration Nos. 33-46593/811-06578
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Money Market Portfolios/Bond Portfolios Prospectus and Statement of Additional Information, each dated February 28, 2010, do not differ from those contained in Post-Effective Amendment No. 27, filed electronically on February 26, 2010, to the Registrant’s Registration Statement on Form N-1A.
Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle